Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME (LOSS)
Interest income	$ 1,911,292	$ 582,523
Loss on disposition of property, plant and equipment (Note 6)		(8,410)
Unrealized gain (loss) on equity securities (Note 5)	1,077,839	(7,165)
Foreign currency loss	(40,206)	(100,275)
Total Other Income	2,948,925	466,673
Corporate general and administrative (Notes 2 and 9)	4,861,109	5,149,650
Legal and accounting	1,914,004	1,924,808
Enforcement of Arbitral Award (Note 2)	1,087,770	450,477
Exploration costs	64,201	62,096
Equipment holding costs	148,200	168,117
Write-down of equipment (Note 6)	193,750	622,969
Contingent value rights (Note 2)		461,835
Siembra Minera Project and related costs (Note 7)		223,237
Total Expense	8,269,034	9,063,189
Net loss before income tax expense	(5,320,109)	(8,596,516)
Income tax expense (Note 10)	(17,798,883)
Net loss and comprehensive loss for the year	(23,118,992)	(8,596,516)
Net loss per share, basic and diluted	$ (0.23)	$ (0.09)
Weighted average common shares outstanding, basic and diluted	99,548,080	99,547,710